Segments	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segments

Note 17 — Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. The Company has determined that it has two operating segments: (i) central processing algorithm services and (ii) intelligent chips and services.

The following tables present summary information by segment for the Six Months Ended June 30, 2022 and 2023:

	Central processing algorithm services	Intelligent chips and services	Total for the six months ended June 30, 2022	Total for the six months ended June 30, 2022
	RMB	RMB	RMB	USD
			(Unaudited)	(Unaudited)
Revenues	260,914,275	84,859,926	345,774,201	51,520,428
Cost of revenues	195,787,710	80,636,748	276,424,458	41,187,302
Gross profit	65,126,565	4,223,178	69,349,743	10,333,126
Depreciation and amortization	867,243	3,598,875	4,466,118	665,453
Total capital expenditures	1,226,718	-	1,226,718	182,781

	Central processing algorithm services	Intelligent chips and services	Total for the six months ended June 30, 2023	Total for the six months ended June 30, 2023
	RMB	RMB	RMB	USD
			(Unaudited)	(Unaudited)
Revenues	253,706,643	9,935,513	263,642,156	38,069,970
Cost of revenues	173,201,125	9,894,059	183,095,184	26,438,974
Gross profit	80,505,518	41,454	80,546,972	11,630,996
Depreciation and amortization	528,001	13,553	541,554	78,200
Total capital expenditures	79,977,517	27,901	80,005,418	11,552,796

Total assets as of:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Central processing algorithm services	332,817,563	518,927,864	71,815,975
Intelligent chips and services	169,237,685	-	-
Total assets	502,055,248	518,927,864	71,815,975

The Company’s operations are primarily based in the mainland PRC and international, where the Company derives a substantial portion of their revenues. Management also review consolidated financial results by business locations. Disaggregated information of revenues by geographic locations are as follows:

	Total for the six months ended June 30, 2022	Total for the six months ended June 30, 2023	Total for the six months ended June 30, 2023
	RMB	RMB	USD
			(Unaudited)
Mainland PRC revenues	262,080,149	253,706,643	36,635,280
International revenues	83,694,052	9,935,513	1,434,690
Total revenues	345,774,201	263,642,156	38,069,970